Finance cost (Tables)	12 Months Ended
Dec. 31, 2023
Finance Cost [Abstract]
Disclosure of Detailed Information OF Finance cost Explanatory Text Block

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Interest and related expenses	120	115	124
Exchange losses/(gains)	1	(7)	17
	121	108	141